Other income, net (Details Textual) € in Thousands, $ in Thousands, ₨ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)
Statements [Line Items]
Gains on litigation settlements		₨ 984
Payments to and on behalf of employees	₨ 293
Settlement Agreement [Member]
Statements [Line Items]
Miscellaneous income, net		₨ 540
Delpharm Development Leiden BV [Member]
Statements [Line Items]
Miscellaneous income, net			₨ 991		€ 11,360
Dr. Reddy's Laboratories Louisiana LLC [Member]
Statements [Line Items]
Turn around fee paid	52
Gain on cumulative foreign exchange	₨ 1,551
Proprietary Products [Member] | Indivior Inc Indivior UK Limited andAquestiveTherapeutics Inc [Member] | Settlement Agreement [Member]
Statements [Line Items]
Miscellaneous income, net			₨ 5,638	$ 71,390